Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 939	$ (639)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of premises and equipment	357	387
Amortization and accretion, net	125	512
Provision for loan losses	443	891
Deferred income taxes	314	53
ESOP expense	48	43
Stock option expense	53	100
Restricted stock award expense	54	146
Net gain on sale of securities	0	(782)
Net gain on sale of loans	(267)	(183)
Loans originated for resale	(8,050)	(8,575)
Proceeds from loans sold	10,406	8,532
Decrease in interest receivable	52	58
Decrease (increase) in other assets	3,250	(1,560)
Increase (decrease) in accrued interest payable	37	(174)
Decrease in other liabilities	(50)	(148)
Net cash provided by (used by) operating activities	7,711	(1,339)
Cash flows from investing activities:
Proceeds from sale of securities available for sale	0	23,482
Purchases of securities available for sale	0	(50,242)
Principal repayments, calls and maturities on securities available for sale	5,853	38,647
Net (increase) in loans receivable	(7,525)	(23,702)
Proceeds from sale of other real estate owned	518	0
Additions to premises and equipment	(45)	(734)
Redemption (purchase) of FHLB stock	770	(128)
Net cash used by investing activities	(429)	(12,677)
Cash flows from financing activities:
Net increase in deposits	8,796	8,774
Net (decrease) increase in short-term advances from Federal Home Loan Bank of N.Y.	(12,740)	17,300
Proceeds of long-term advances from Federal Home Loan Bank of N.Y.	1,250	5,575
Repayment of long-term advances from Federal Home Loan Bank of N.Y.	(5,751)	(20,166)
Net increase in payments by borrowers for taxes and insurance	377	70
Proceeds of sale of preferred stock	1,455	0
Dividend on preferred stock	(33)	0
Net cash (used by) provided by financing activities	(6,646)	11,553
Net increase (decrease) in cash and cash equivalents	636	(2,463)
Cash and cash equivalents-beginning	1,841	4,304
Cash and cash equivalents-ending	2,477	1,841
Supplemental information
Cash paid during the period for: Interest	2,219	3,169
Cash paid during the period for: Income taxes	14	10
Other: Real estate owned acquired in settlement of loans	$ 518	$ 0